Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($)	Common Shares	Additional Paid-in Capital	Treasury Stock	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total
Beginning balance at Dec. 31, 2017	$ 54,000	$ 2,092,140		$ (1,783,067)	$ (38,638)	$ 324,435
Beginning balance, shares at Dec. 31, 2017	54,000,000
Capital contribution from shareholders		5,448				5,448
Cash contribution from shareholders		1,661,420				1,661,420
Treasury stock purchase			$ (36,000)			(36,000)
Treasury stock purchase, shares			(36,000,000)
Net loss for the year				(2,349,002)		(2,349,002)
Foreign currency translation adjustment					(50,586)	(50,586)
Ending balance at Dec. 31, 2018	$ 54,000	3,759,008	$ (36,000)	(4,132,069)	(89,224)	(444,285)
Ending balance,Shares at Dec. 31, 2018	54,000,000		(36,000,000)
Issuance of common stock for cash	$ 2,070	7,470,331				7,472,401
Issuance of common stock for cash, shares	2,070,000
Net loss for the year				(2,243,234)		(2,243,234)
Foreign currency translation adjustment					(30,170)	(30,170)
Ending balance at Dec. 31, 2019	$ 56,070	$ 11,229,339	$ (36,000)	$ (6,375,303)	$ (119,394)	$ 4,754,712
Ending balance,Shares at Dec. 31, 2019	56,070,000		(36,000,000)